UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2026 Term Loan (Details) - CAD ($) $ in Thousands		12 Months Ended
	Dec. 12, 2018	Dec. 31, 2019	Nov. 27, 2019	Dec. 31, 2018
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 1,189,816		$ 1,202,414
2026 Term Loan
Unsecured debentures and term loans, net
Principal issued and outstanding		300,000		$ 300,000
2026 Term Loan | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding			$ 300,000
Proceeds from term loan	$ 300,000
Deferred financing costs	$ 1,500
Gain (loss) on debt modification		$ (700)